Taxes - Schedule of Reconciliation Between the Income Tax Expenses (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Between the Income Tax Expenses [Abstract]
Statutory tax rate	20.00%	20.00%	20.00%